14. Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits from customers [abstract]
Judicial deposits	R$ 841,746	R$ 726,491
Maintenance deposits	830,282	647,057
Deposits in guarantee for leases agreements	296,327	238,747
Total	R$ 1,968,355	R$ 1,612,295